Acquisitions/Divestitures (Purchase Price Allocation) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Jul. 03, 2013	Dec. 03, 2012
Acquisitions:
Goodwill	31,184	29,247	$ 30,556
Completed technology | Minimum
Acquisitions:
Amortization Life (in Years)	5 years	3 years
Completed technology | Maximum
Acquisitions:
Amortization Life (in Years)	7 years	7 years
Client relationships | Minimum
Acquisitions:
Amortization Life (in Years)	6 years	4 years
Client relationships | Maximum
Acquisitions:
Amortization Life (in Years)	7 years	7 years
Patents/trademarks | Minimum
Acquisitions:
Amortization Life (in Years)	2 years	1 year
Patents/trademarks | Maximum
Acquisitions:
Amortization Life (in Years)	7 years	7 years
SoftLayer
Acquisitions:
Current assets	80
Fixed assets/noncurrent assets	300
Goodwill	1,285			1,285
Total assets acquired	2,277
Current liabilities	(56)
Noncurrent liabilities	(244)
Total liabilities assumed	(300)
Total purchase price	1,977
Amortization Life (in Years)	7 years
SoftLayer | Completed technology
Acquisitions:
Intangible assets	290
SoftLayer | Client relationships
Acquisitions:
Intangible assets	245
SoftLayer | In-process R&D
Acquisitions:
Intangible assets	2
SoftLayer | Patents/trademarks
Acquisitions:
Intangible assets	75
Kenexa
Acquisitions:
Current assets		133
Fixed assets/noncurrent assets		98
Goodwill		1,014			1,014
Total assets acquired		1,632
Current liabilities		(93)
Noncurrent liabilities		(188)
Total liabilities assumed		(281)
Total purchase price		1,351
Amortization Life (in Years)		6 years 6 months
Kenexa | Completed technology
Acquisitions:
Intangible assets		169
Kenexa | Client relationships
Acquisitions:
Intangible assets		179
Kenexa | Patents/trademarks
Acquisitions:
Intangible assets		39
Other Acquisitions
Acquisitions:
Current assets	97	278	56
Fixed assets/noncurrent assets	41	217	39
Goodwill	961	1,880	442
Total assets acquired	1,408	3,020	701
Current liabilities	(61)	(143)	(26)
Noncurrent liabilities	(105)	(264)	(67)
Total liabilities assumed	(166)	(407)	(93)
Total purchase price	1,242	2,613	608
Amortization Life (in Years)	6 years 7 months	6 years 7 months	6 years 10 months
Other Acquisitions | Completed technology
Acquisitions:
Intangible assets	181	403	68
Other Acquisitions | Completed technology | Minimum
Acquisitions:
Amortization Life (in Years)			5 years
Other Acquisitions | Completed technology | Maximum
Acquisitions:
Amortization Life (in Years)			7 years
Other Acquisitions | Client relationships
Acquisitions:
Intangible assets	97	194	77
Amortization Life (in Years)			7 years
Other Acquisitions | In-process R&D
Acquisitions:
Intangible assets		11
Other Acquisitions | Patents/trademarks
Acquisitions:
Intangible assets	32	37	$ 18
Other Acquisitions | Patents/trademarks | Minimum
Acquisitions:
Amortization Life (in Years)			1 year
Other Acquisitions | Patents/trademarks | Maximum
Acquisitions:
Amortization Life (in Years)			7 years